Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our “named executive officers,” within the meaning of such rules, and certain financial performance measures of our Company. The table below provides information regarding compensation actually paid to our CEO, who serves as our principal executive officer (“PEO”), and compensation actually paid to our CFO, our only other non-PEO named executive officer, during each of the past three fiscal years, as well as our total stockholder return and net income for each of the past three fiscal years.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)(6)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(7)	Net Income(8)
2025	$785,383	$453,021	$583,692	$338,033	$68.93	$986,393
2024	946,597	957,026	702,848	710,560	116.30	6,321,384
2023	889,044	979,458	660,312	727,138	111.88	4,237,731

________________________

(1)         Amounts reported represent the Summary Compensation Table total for our CEO for each of the fiscal years presented. See “Executive Compensation—Summary Compensation Table.”

(2)         Amounts reported represent compensation actually paid to our CEO for each of the fiscal years presented. The dollar amounts in this column do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable fiscal year.

(3)         Compensation actually paid to our PEO consists of the following amounts deducted from or added to the Summary Compensation Table total for our CEO for each of the fiscal years presented:

PEO Total Compensation Amount	$ 785,383	$ 946,597	$ 889,044
PEO Actually Paid Compensation Amount	$ 453,021	957,026	979,458
Adjustment To PEO Compensation, Footnote

G. Patrick Lynch
Summary Compensation Table Total for Fiscal 2025	$785,383
Deduct: Stock awards(a)	0
Deduct: Option awards(b)	224,768
Add: Fiscal year-end value of equity awards granted during the fiscal year that are outstanding and unvested(c)	126,949
Add: Change in fair value of equity awards granted in prior fiscal years that are outstanding and unvested(d)	(117,891)
Add: Change in fair value of equity awards granted in prior fiscal years that vested during the fiscal year(e)	(116,652)
Add: Value of dividend equivalents accrued on equity awards during the fiscal year	0
Compensation Actually Paid for Fiscal 2025	453,021

Summary Compensation Table Total for Fiscal 2024	$946,597
Deduct: Stock awards(a)	0
Deduct: Option awards(b)	228,721
Add: Fiscal year-end value of equity awards granted during the fiscal year that are outstanding and unvested(c)	226,905
Add: Change in fair value of equity awards granted in prior fiscal years that are outstanding and unvested(d)	5,737

G. Patrick Lynch
Add: Change in fair value of equity awards granted in prior fiscal years that vested during the fiscal year(e)	6,509
Add: Value of dividend equivalents accrued on equity awards during the fiscal year	0
Compensation Actually Paid for Fiscal 2024	957,026

Summary Compensation Table Total for Fiscal 2023	$889,044
Deduct: Stock awards(a)	0
Deduct: Option awards(b)	230,455
Add: Fiscal year-end value of equity awards granted during the fiscal year that are outstanding and unvested(c)	272,272
Add: Change in fair value of equity awards granted in prior fiscal years that are outstanding and unvested(d)	27,498
Add: Change in fair value of equity awards granted in prior fiscal years that vested during the fiscal year(e)	21,099
Add: Value of dividend equivalents accrued on equity awards during the fiscal year	0
Compensation Actually Paid for Fiscal 2023	979,458

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable fiscal year.

(b)	Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable fiscal year.

(c)	Represents the fiscal year-end value of equity awards granted during the applicable fiscal year that are outstanding and unvested as of the end of such applicable fiscal year.

(d)

Represents the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of such applicable fiscal year.

(e)

Represents the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that vested during the applicable fiscal year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for each applicable fiscal year and include the addition (or subtraction, as applicable) of the following: (i) the fiscal year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of such applicable fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of such applicable fiscal year; (iii) for equity awards that are granted and vest in the same applicable fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable fiscal year. Adjustments as provided in clauses (iii) and (vi) are inapplicable for all of the fiscal years presented in the table.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of option awards is based on the fair value as of the end of the covered fiscal year or change in fair value during the covered fiscal year, in each case based on our Black-Scholes option pricing model, the assumptions of which are described in Note 11 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended August 31, 2025.

(4)         Average Summary Compensation Table total for non-PEO named executive officers reflects the Summary Compensation Table total for Matthew C. Wolsfeld.

(5)         The amounts in this column represent the compensation actually paid to Matthew C. Wolsfeld, our only other non-PEO named executive officer, for each of the fiscal years presented. The dollar amounts in this column do not reflect the actual average amount of compensation earned by or paid to the non-PEO during the applicable fiscal year.

(6)         Average compensation actually paid to our non-PEO named executive officer consists of the following amounts deducted from or added to the Summary Compensation Table total for our CFO for each of the fiscal years presented:

Non-PEO NEO Average Total Compensation Amount	$ 583,692	702,848	660,312
Non-PEO NEO Average Compensation Actually Paid Amount	$ 338,033	710,560	727,138
Adjustment to Non-PEO NEO Compensation Footnote
Matthew C. Wolsfeld
Summary Compensation Table Total for Fiscal 2025	$583,692
Deduct: Stock awards(a)	0
Deduct: Option awards(b)	166,133
Add: Fiscal year-end value of equity awards granted during the fiscal year that are outstanding and unvested(c)	93,832
Add: Change in fair value of equity awards granted in prior fiscal years that are outstanding and unvested(d)	(87,137)
Add: Change in fair value of equity awards granted in prior fiscal years that vested during the fiscal year(e)	(86,221)
Add: Value of dividend equivalents accrued on equity awards during the fiscal year	0
Compensation Actually Paid for Fiscal 2025	338,033

Summary Compensation Table Total for Fiscal 2024	$702,848
Deduct: Stock awards(a)	0
Deduct: Option awards(b)	169,054
Add: Fiscal year-end value of equity awards granted during the fiscal year that are outstanding and unvested(c)	167,715
Add: Change in fair value of equity awards granted in prior fiscal years that are outstanding and unvested(d)	4,240
Add: Change in fair value of equity awards granted in prior fiscal years that vested during the fiscal year(e)	4,811
Add: Value of dividend equivalents accrued on equity awards during the fiscal year	0
Compensation Actually Paid for Fiscal 2024	710,560

Summary Compensation Table Total for Fiscal 2023	$660,312
Deduct: Stock awards(a)	0
Deduct: Option awards(b)	170,337
Add: Fiscal year-end value of equity awards granted during the fiscal year that are outstanding and unvested(c)	201,243
Add: Change in fair value of equity awards granted in prior fiscal years that are outstanding and unvested(d)	20,325
Add: Change in fair value of equity awards granted in prior fiscal years that vested during the year(e)	15,595
Add: Value of dividend equivalents accrued on equity awards during the fiscal year	0
Compensation Actually Paid for Fiscal 2023	727,138

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable fiscal year.

(b)	Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable fiscal year.

(c)	Represents the fiscal year-end value of equity awards granted during the applicable fiscal year that are outstanding and unvested as of the end of such applicable fiscal year.

(d)

Represents the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of such applicable fiscal year.

(e)

Represents the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that vested during the applicable fiscal year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for each applicable fiscal year and include the addition (or subtraction, as applicable) of the following: (i) the average fiscal year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of such applicable fiscal year; (ii) the average amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of such applicable fiscal year; (iii) for equity awards that are granted and vest in the same applicable fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years that vest in the applicable fiscal year, the average amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on equity awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable fiscal year. Adjustments as provided in clauses (iii) and (vi) are inapplicable for all of the fiscal years presented in the table.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of option awards is based on the fair value as of the end of the covered fiscal year or change in fair value during the covered fiscal year, in each case based on our Black-Scholes option pricing model, the assumptions of which are described in Note 11 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended August 31, 2025.

(7)         The total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our common stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.

(8)         Amounts reported represent the amount of net income reflected in our audited consolidated financial statements for the applicable fiscal year and is presented in thousands.

Compensation Actually Paid vs. Total Shareholder Return

Pay Versus Performance Relationship

In accordance with Item 402(v) of SEC Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table above.

Compensation Actually Paid and Company TSR. As demonstrated by the following graph, the amount of compensation actually paid to our NEOs is generally aligned with our cumulative total stockholder return (“TSR”) (assuming reinvestment of dividends) on $100 invested in our common stock over the three fiscal years presented in the table. The overall alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards, the value of which is driven by our stock price.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income. As demonstrated by the following graph, the amount of compensation actually paid to our NEOs is somewhat aligned with our net income for each of the three fiscal years presented in the table.

Total Shareholder Return Amount	$ 68.93	116.3	111.88
Net Income (Loss)	986,393	6,321,384	4,237,731
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,949	226,905	272,272
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,891)	5,737	27,498
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,652)	6,509	21,099
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,768	228,721	230,455
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,832	167,715	201,243
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,137)	4,240	20,325
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,221)	4,811	15,595
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 166,133	$ 169,054	$ 170,337